Investments in subsidiaries, associates and joint ventures - Changes in the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Investments in associates and joint ventures
Balance at the beginning	$ 2,031	$ 2,798
Additions and capitalizations (i)	42	131	$ 76
Equity results in income statement	494	(76)	253
Dividends declared	(228)	(128)
Translation adjustment	(128)	(542)
Reduction of investment in VLI		(131)
Transfer the equity results to discontinued operations (note 16a)	(26)	(43)
Transfer of CSI to assets held for sale (nota 16c)	(377)
Others	(57)	22
Balance at the end	1,751	2,031	$ 2,798
Associates
Investments in associates and joint ventures
Notional amount	$ 1,513	$ 1,557